Accounts Payable	12 Months Ended
Mar. 31, 2026
Account Payable [Abstract]
Accounts Payable

21. Accounts Payable

Accounts payable are as follows:

		(In millions of yen)
	March 31, 2025	March 31, 2026
Settlement payable (1)	902,682	1,069,525
Credit card payable (1)	27,913	30,867
Other payables (1)	18,802	21,946
Total	949,397	1,122,338

(1)
These accounts payable are classified as financial liabilities measured at amortized cost.